SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income before income taxes	$ 1,686	$ 1,557	$ 2,031
Statutory income tax rate	17.00%	17.00%	17.00%
Income tax expense at statutory rate	$ 287	$ 265	$ 345
Tax effect of non-taxable income	(443)	(62)
Tax effect of non-deductible items	156	339	156
Tax refund	(49)		(263)
Tax holiday	3	(13)	(8)
Other	(7)
Income tax expense (benefit)	$ (53)	$ 529	$ 230